Share Capital, textual 2 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Audit Committee Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	17,964	6,890	12,517
Share-based Compensation Arrangement by Share-based Payment Award, Description	Pursuant to an arrangement approved by the Company’s shareholders’ and the corporate governance, nominating and compensation committee effective July 1, 2008, the audit committee chairman receives the equivalent of $15 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as audit committee chairman. The number of shares to be issued is determined based on the closing price of the Company’s common stock on the last trading day prior to the end of each quarter in which services were provided and are issued as soon as practicable following the end of the quarter.
Share Based Compensation Value Of Transaction	$ 15,000
Independent directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	17,964	6,892	12,516
Share-based Compensation Arrangement by Share-based Payment Award, Description	Pursuant to an arrangement approved by the Company’s shareholders and the corporate governance, nominating and compensation committee, effective January 1, 2010, the independent directors of the Company other than the audit committee chairman each receive the equivalent of $7.5 every quarter, payable in arrears in the form of newly issued common stock of the Company as part compensation for services rendered as independent directors. The number of shares to be issued is determined as noted above.
Share Based Compensation Value Of Transaction	$ 7,500